SUPPLEMENT DATED JUNE 6, 2024
TO

PROSPECTUS DATED APRIL 30, 2010
FOR PREFERRED ADVISOR

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KMA VARIABLE ACCOUNT

Effective on or around August 9, 2024, the Allspring Discovery Mid Cap Growth Fund, an investment option available under your Contract, will change its name to Allspring Mid Cap Growth Fund.

THE CONTRACT REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.